TAXATION (Details) (PRC, CNY) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Shanghai	Dec. 31, 2012 Beijing	Dec. 31, 2012 Shenzhen	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Ambow Online	Dec. 31, 2012 Ambow Yuhua	Dec. 31, 2012 Shandong Software Companies	Dec. 31, 2012 Suzhou Career Enhancement
Income taxes
VAT (as a percent)				6.00%	6.00%	6.00%			17.00%	17.00%	17.00%	17.00%
Percentage of net revenues over and above which VAT paid is entitled for refund on fulfillment of certain criteria									3.00%	3.00%	3.00%	3.00%
VAT payable	1,153	10,161	10,198
Business tax (as a percent)				5.00%	5.00%	5.00%	3.00%	5.00%